Income Tax Expense - Details of Temporary Differences, Unused Tax Loss Carryforwards and Unused Tax Credits Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 1,023,907	₩ 849,850
Unused tax credit carryforwards	1,192	3,705
Loss allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	96,006	98,205
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	(128,339)	(233,234)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	₩ 145,692	₩ 189,604